Condensed Consolidated Statement of Operations - USD ($)	3 Months Ended				12 Months Ended
	Mar. 31, 2025		Mar. 31, 2024		Dec. 31, 2024	Dec. 31, 2023
NET SALES
Total Net Sales	$ 1,091,983		$ 1,706,159		$ 8,402,488	$ 7,971,224
COST OF SALES
Total Cost of Sales	820,098		1,297,622		6,276,641	5,820,183
Gross Profit	271,885		408,537		2,125,847	2,151,041
OPERATING EXPENSES
Sales and Marketing	1,315,386		1,189,854		6,038,636	5,938,315
General and Administrative	1,407,676		1,445,553		11,006,021	7,477,285
Total Operating Expenses	2,723,062		2,635,407		17,044,657	13,415,600
Operating Loss	(2,451,177)		(2,226,870)		(14,918,810)	(11,264,559)
OTHER INCOME / (EXPENSE)
Interest Expense	(523,214)		(601,006)		(2,535,701)	(2,526,740)
Gain on Investment			3,421,222		3,421,222
Change in Fair Value of Convertible Notes			(571,089)		14,028,067	(22,764,854)
Change in Fair Value of Warrant Liabilities			430,208		736,580	(240,159)
Other Income / (Expense)	(58,656)		374		(11,750)	4,893
Total Other Income / (Expense)	(581,870)		2,679,709		15,638,418	(25,526,860)
Income / (Loss) Before Income Taxes	(3,033,047)		452,839		719,608	(36,791,419)
Income Taxes					(9,150)	(7,000)
Net Income / (Loss)	$ (3,033,047)		$ 452,839		$ 710,458	$ (36,798,419)
Net Income / (Loss) Per Share, Basic	$ (0.34)		$ 1.12		$ 0.05	$ (96.45)
Weighted Average Common Shares Outstanding, Basic	9,662,201	[1]	403,329	[1]	1,281,339	381,543
Net Income / (Loss) Per Share, Diluted (See Note 13)	$ (0.34)		$ 0.13		$ (1.97)	$ (96.45)
Weighted Average Common Shares Outstanding, Diluted	9,662,201	[1]	3,473,832	[1]	7,077,759	381,543
Product [Member]
NET SALES
Total Net Sales	$ 838,055		$ 1,231,823		$ 6,614,933	$ 5,136,482
COST OF SALES
Total Cost of Sales	814,209		1,213,565		6,173,189	4,963,176
Service [Member]
NET SALES
Total Net Sales	253,928		474,336		1,787,555	2,834,742
COST OF SALES
Total Cost of Sales	$ 5,889		$ 84,057		$ 103,452	$ 857,007

[1]	Includes 3,627,918 prepaid warrants.